ASG GLOBAL ALTERNATIVES FUND

Supplement dated November 19, 2012 to the ASG Global Alternatives Fund Summary Prospectus and Prospectus, each dated May 1, 2012, as each may be revised and supplemented from time to time.

Effective immediately, the Barclay Fund of Funds Index will replace the HFRI Fund of Funds Composite Index as the ASG Global Alternatives Fund’s primary benchmark.

Effective immediately, the “Average Annual Total Returns” chart in the Fund’s Summary Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2011)	Past 1 Year	Life of Fund (9/30/08)
ASG Global Alternatives Fund Class A – Return Before Taxes	-8.85%	1.00%
Return After Taxes on Distributions	-8.96%	0.45%
Return After Taxes on Distributions & Sale of Fund Shares	-5.68%	0.61%
Class C – Return Before Taxes	-4.96%	2.11%
Class Y – Return Before Taxes	-3.00%	3.12%
Barclay Fund of Funds Index (Calculated from October 1, 2008)[1]	-6.22%	-0.95%
HFRI Fund of Funds Composite Index (Calculated from October 1, 2008)	-5.72%	-0.03%

1	Effective November 19, 2012 the Barclay Fund of Funds Index replaced the HFRI Fund of Funds Composite Index as the Fund's primary benchmark because AlphaSimplex believes the index is an appropriate representation of hedge fund industry performance.